  Hilton BDC Corporate Bond ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

CORPORATE BONDS - 97.7%	Coupon	Maturity Date	Principal Amount	Value
Financial Services - 97.7%(a)
Apollo Debt Solutions BDC (Callable 11/08/2028)(b)	5.20%	12/08/2028	$460,000	$452,934
Apollo Debt Solutions BDC (Callable 03/13/2029)	6.90%	04/13/2029	1,112,000	1,136,699
Apollo Debt Solutions BDC (Callable 07/30/2030)	5.88%	08/30/2030	559,000	548,983
Apollo Debt Solutions BDC (Callable 12/23/2030)(b)	5.70%	01/23/2031	842,000	818,882
Apollo Debt Solutions BDC (Callable 05/29/2031)	6.70%	07/29/2031	1,108,000	1,118,813
Apollo Debt Solutions BDC (Callable 01/15/2032)	6.55%	03/15/2032	888,000	889,758
Ares Capital Corp (Callable 12/15/2029)	5.55%	01/15/2030	720,000	712,168
Ares Capital Corp.(c)	7.00%	01/15/2027	804,000	811,982
Ares Capital Corp. (Callable 05/15/2027)	2.88%	06/15/2027	462,000	455,375
Ares Capital Corp. (Callable 04/15/2028)	2.88%	06/15/2028	1,109,000	1,063,950
Ares Capital Corp. (Callable 02/01/2029)	5.88%	03/01/2029	893,000	896,660
Ares Capital Corp. (Callable 06/15/2029)	5.95%	07/15/2029	763,000	769,071
Ares Capital Corp. (Callable 08/01/2030)	5.50%	09/01/2030	680,000	667,171
Ares Capital Corp. (Callable 12/15/2030)	5.10%	01/15/2031	530,000	509,061
Ares Capital Corp. (Callable 03/12/2031)	5.25%	04/12/2031	674,000	650,774
Ares Capital Corp. (Callable 08/15/2031)	3.20%	11/15/2031	628,000	546,539
Ares Capital Corp. (Callable 01/08/2032)	5.80%	03/08/2032	891,000	875,945
Ares Strategic Income Fund (Callable 02/15/2028)	5.70%	03/15/2028	1,147,000	1,147,386
Ares Strategic Income Fund (Callable 08/09/2028)	5.45%	09/09/2028	652,000	647,903
Ares Strategic Income Fund (Callable 12/15/2028)	4.85%	01/15/2029	653,000	640,450
Ares Strategic Income Fund (Callable 07/15/2029)	6.35%	08/15/2029	762,000	767,975
Ares Strategic Income Fund (Callable 01/15/2030)	5.60%	02/15/2030	830,000	813,669
Ares Strategic Income Fund (Callable 08/09/2030)	5.80%	09/09/2030	564,000	552,222
Ares Strategic Income Fund (Callable 12/15/2030)	5.15%	01/15/2031	564,000	536,147
Ares Strategic Income Fund (Callable 03/15/2031)	5.55%	04/15/2031	782,000	752,407
Ares Strategic Income Fund (Callable 01/21/2032)	6.20%	03/21/2032	835,000	820,906
Bain Capital Specialty Finance, Inc. (Callable 09/13/2026)	2.55%	10/13/2026	357,000	355,797
Bain Capital Specialty Finance, Inc. (Callable 02/15/2030)	5.95%	03/15/2030	419,000	405,700
Barings BDC, Inc. (Callable 10/13/2026)	3.30%	11/23/2026	403,000	400,766
Barings BDC, Inc. (Callable 08/15/2028)	5.20%	09/15/2028	376,000	370,497
Barings BDC, Inc. (Callable 01/15/2029)	7.00%	02/15/2029	375,000	382,347
Barings Private Credit Corp. (Callable 01/06/2029)	5.75%	02/06/2029	418,000	415,032
Barings Private Credit Corp. (Callable 05/11/2030)	6.15%	06/11/2030	470,000	462,770
BlackRock TCP Capital Corp. (Callable 04/30/2029)	6.95%	05/30/2029	385,000	380,644
Blackstone Private Credit Fund (Callable 11/15/2026)	2.63%	12/15/2026	1,105,000	1,095,585
Blackstone Private Credit Fund (Callable 02/15/2027)	3.25%	03/15/2027	889,000	879,574
Blackstone Private Credit Fund (Callable 08/26/2027)	4.95%	09/26/2027	300,000	299,081
Blackstone Private Credit Fund (Callable 10/27/2028)	7.30%	11/27/2028	511,000	527,678
Blackstone Private Credit Fund (Callable 11/15/2028)	4.00%	01/15/2029	506,000	484,722
Blackstone Private Credit Fund (Callable 06/16/2029)	5.95%	07/16/2029	804,000	802,985
Blackstone Private Credit Fund (Callable 10/22/2029)	5.60%	11/22/2029	300,000	294,925

Blackstone Private Credit Fund (Callable 03/01/2030)	5.25%	04/01/2030	$303,000	$292,443
Blackstone Private Credit Fund (Callable 08/10/2030)	5.05%	09/10/2030	383,000	365,851
Blackstone Private Credit Fund (Callable 11/25/2030)	6.25%	01/25/2031	463,000	461,208
Blackstone Private Credit Fund (Callable 02/12/2031)	5.35%	03/12/2031	556,000	531,008
Blackstone Private Credit Fund (Callable 04/15/2031)	5.95%	05/15/2031	771,000	754,164
Blackstone Private Credit Fund (Callable 11/29/2031)	6.00%	01/29/2032	895,000	874,581
Blackstone Private Credit Fund (Callable 08/22/2034)	6.00%	11/22/2034	633,000	600,473
Blackstone Secured Lending Fund (Callable 09/06/2026)	2.75%	09/16/2026	669,000	667,469
Blackstone Secured Lending Fund (Callable 01/15/2027)	2.13%	02/15/2027	593,000	583,873
Blackstone Secured Lending Fund (Callable 10/15/2027)	5.88%	11/15/2027	378,000	380,735
Blackstone Secured Lending Fund (Callable 03/13/2028)	5.35%	04/13/2028	657,000	653,568
Blackstone Secured Lending Fund (Callable 07/30/2028)	2.85%	09/30/2028	612,000	577,873
Blackstone Secured Lending Fund (Callable 08/04/2029)	5.25%	09/04/2029	378,000	371,774
Blackstone Secured Lending Fund (Callable 05/30/2030)	5.30%	06/30/2030	470,000	455,068
Blackstone Secured Lending Fund (Callable 12/31/2030)	5.13%	01/31/2031	473,000	448,722
Blue Owl Capital Corp. (Callable 12/15/2026)	2.63%	01/15/2027	545,000	539,212
Blue Owl Capital Corp. (Callable 03/13/2027)	3.13%	04/13/2027	410,000	403,829
Blue Owl Capital Corp. (Callable 04/11/2028)	2.88%	06/11/2028	907,000	860,736
Blue Owl Capital Corp.(c)	6.45%	09/15/2028	438,000	443,436
Blue Owl Capital Corp. (Callable 02/15/2029)	5.95%	03/15/2029	1,055,000	1,052,373
Blue Owl Capital Corp. (Callable 06/15/2030)	6.20%	07/15/2030	545,000	538,899
Blue Owl Credit Income Corp. (Callable 09/06/2026)	3.13%	09/23/2026	399,000	397,933
Blue Owl Credit Income Corp. (Callable 01/08/2027)	4.70%	02/08/2027	540,000	538,003
Blue Owl Credit Income Corp. (Callable 08/16/2027)	7.75%	09/16/2027	653,000	665,842
Blue Owl Credit Income Corp. (Callable 05/13/2028)	7.95%	06/13/2028	726,000	748,051
Blue Owl Credit Income Corp. (Callable 12/15/2028)	7.75%	01/15/2029	598,000	615,338
Blue Owl Credit Income Corp. (Callable 08/15/2029)	6.60%	09/15/2029	996,000	998,858
Blue Owl Credit Income Corp. (Callable 02/15/2030)	5.80%	03/15/2030	1,147,000	1,113,714
Blue Owl Credit Income Corp. (Callable 01/15/2031)	6.65%	03/15/2031	817,000	811,181
Blue Owl Technology Finance Corp. (Callable 12/15/2026)	2.50%	01/15/2027	375,000	370,871
Blue Owl Technology Finance Corp. (Callable 02/15/2028)	6.10%	03/15/2028	781,000	781,122
Blue Owl Technology Finance Corp. (Callable 03/04/2029)	6.75%	04/04/2029	845,000	843,905
Blue Owl Technology Finance Corp. (Callable 12/23/2030)	6.13%	01/23/2031	499,000	479,171
Capital Southwest Corp. (Callable 08/18/2030)	5.95%	09/18/2030	413,000	408,932
Carlyle Secured Lending, Inc. (Callable 01/18/2030)	6.75%	02/18/2030	356,000	355,730
Carlyle Secured Lending, Inc. (Callable 01/15/2031)	5.75%	02/15/2031	358,000	338,463
Franklin BSP Capital Corp. (Callable 05/15/2029)	7.20%	06/15/2029	471,000	480,822
Franklin BSP Capital Corp. (Callable 09/02/2030)(b)	6.00%	10/02/2030	354,000	342,973
FS KKR Capital Corp. (Callable 12/15/2026)	2.63%	01/15/2027	452,000	444,810
FS KKR Capital Corp. (Callable 06/15/2027)	3.25%	07/15/2027	582,000	564,703
FS KKR Capital Corp. (Callable 08/12/2028)	3.13%	10/12/2028	859,000	807,317
FS KKR Capital Corp. (Callable 12/15/2028)	7.88%	01/15/2029	469,000	482,250
FS KKR Capital Corp. (Callable 07/15/2029)	6.88%	08/15/2029	697,000	698,804
FS KKR Capital Corp. (Callable 12/15/2029)	6.13%	01/15/2030	810,000	789,006
Goldman Sachs BDC, Inc.(c)	6.38%	03/11/2027	492,000	497,276
Goldman Sachs BDC, Inc. (Callable 12/28/2028)	5.10%	01/28/2029	490,000	477,512
Goldman Sachs BDC, Inc. (Callable 08/09/2030)	5.65%	09/09/2030	472,000	460,321
Goldman Sachs Private Credit Corp.(c)	5.05%	02/23/2028	710,000	705,738
Goldman Sachs Private Credit Corp. (Callable 04/06/2028)	5.88%	05/06/2028	385,000	387,300

Goldman Sachs Private Credit Corp. (Callable 12/31/2028)	5.38%	01/31/2029	$687,000	$680,184
Goldman Sachs Private Credit Corp. (Callable 04/06/2030)	6.25%	05/06/2030	607,000	610,363
Goldman Sachs Private Credit Corp. (Callable 12/31/2030)	5.88%	01/31/2031	944,000	926,468
Goldman Sachs Private Credit Corp. (Callable 05/16/2031)(b)	6.15%	06/16/2031	791,000	779,920
Golub Capital BDC, Inc. (Callable 07/24/2026)	2.50%	08/24/2026	733,000	731,865
Golub Capital BDC, Inc. (Callable 01/15/2027)	2.05%	02/15/2027	414,000	407,616
Golub Capital BDC, Inc. (Callable 11/05/2028)	7.05%	12/05/2028	847,000	868,405
Golub Capital BDC, Inc. (Callable 06/15/2029)	6.00%	07/15/2029	911,000	911,568
Golub Capital Private Credit Fund (Callable 07/15/2028)	5.45%	08/15/2028	561,000	556,867
Golub Capital Private Credit Fund (Callable 08/12/2029)	5.80%	09/12/2029	615,000	606,847
Golub Capital Private Credit Fund (Callable 04/01/2030)	5.88%	05/01/2030	612,000	599,329
Golub Capital Private Credit Fund (Callable 03/15/2031)(b)	5.60%	04/15/2031	612,000	583,322
Hercules Capital, Inc. (Callable 09/06/2026)	2.63%	09/16/2026	384,000	382,786
Hercules Capital, Inc. (Callable 12/20/2026)	3.38%	01/20/2027	445,000	441,426
Hercules Capital, Inc. (Callable 01/10/2029)	5.35%	02/10/2029	357,000	352,160
Hercules Capital, Inc. (Callable 05/16/2030)	6.00%	06/16/2030	414,000	409,522
HPS Corporate Lending Fund(c)	5.30%	06/05/2027	455,000	455,058
HPS Corporate Lending Fund (Callable 12/14/2027)	5.45%	01/14/2028	834,000	831,356
HPS Corporate Lending Fund (Callable 08/11/2028)	4.90%	09/11/2028	677,000	663,371
HPS Corporate Lending Fund (Callable 12/30/2028)	6.75%	01/30/2029	610,000	620,158
HPS Corporate Lending Fund (Callable 03/02/2029)(b)	5.15%	04/02/2029	406,000	395,596
HPS Corporate Lending Fund (Callable 08/30/2029)	6.25%	09/30/2029	455,000	456,736
HPS Corporate Lending Fund (Callable 05/05/2030)	5.85%	06/05/2030	568,000	555,143
HPS Corporate Lending Fund (Callable 10/15/2030)	5.45%	11/15/2030	561,000	538,086
HPS Corporate Lending Fund (Callable 03/02/2031)(b)	5.65%	04/02/2031	459,000	441,706
HPS Corporate Lending Fund (Callable 02/14/2032)	5.95%	04/14/2032	562,000	542,612
Main Street Capital Corp. (Callable 05/04/2027)	6.50%	06/04/2027	470,000	475,004
Main Street Capital Corp. (Callable 07/15/2028)	5.40%	08/15/2028	436,000	434,790
Main Street Capital Corp. (Callable 02/01/2029)	6.95%	03/01/2029	674,000	692,649
Morgan Stanley Direct Lending Fund (Callable 01/11/2027)	4.50%	02/11/2027	429,000	427,730
Morgan Stanley Direct Lending Fund (Callable 04/17/2029)	6.15%	05/17/2029	412,000	414,787
Morgan Stanley Direct Lending Fund (Callable 04/19/2030)	6.00%	05/19/2030	415,000	408,497
MSD Investment Corp. (Callable 04/30/2030)	6.25%	05/31/2030	614,000	603,117
MSD Investment Corp. (Callable 01/05/2031)(b)	6.13%	02/05/2031	469,000	453,329
New Mountain Finance Corp.(c)	6.20%	10/15/2027	376,000	376,983
New Mountain Finance Corp. (Callable 01/01/2029)	6.88%	02/01/2029	356,000	355,629
North Haven Private Income Fund LLC (Callable 08/25/2028)(b)	5.13%	09/25/2028	372,000	363,111
North Haven Private Income Fund LLC (Callable 01/01/2030)	5.75%	02/01/2030	356,000	345,115
Nuveen Churchill Direct Lending Corp. (Callable 02/15/2030)	6.65%	03/15/2030	371,000	370,387
Oaktree Specialty Lending Corp. (Callable 12/15/2026)	2.70%	01/15/2027	413,000	408,770
Oaktree Specialty Lending Corp. (Callable 01/15/2029)	7.10%	02/15/2029	358,000	362,656
Oaktree Specialty Lending Corp. (Callable 01/27/2030)	6.34%	02/27/2030	357,000	353,474
Oaktree Strategic Credit Fund (Callable 10/14/2028)	8.40%	11/14/2028	413,000	433,244
Oaktree Strategic Credit Fund (Callable 06/23/2029)	6.50%	07/23/2029	471,000	473,856
Oaktree Strategic Credit Fund (Callable 06/15/2030)	6.19%	07/15/2030	470,000	465,953
Prospect Capital Corp. (Callable 10/15/2026)	3.36%	11/15/2026	316,000	313,753
Prospect Capital Corp. (Callable 08/15/2028)	3.44%	10/15/2028	343,000	321,441
Sixth Street Lending Partners (Callable 02/11/2029)	6.50%	03/11/2029	908,000	922,946
Sixth Street Lending Partners (Callable 12/15/2029)	5.75%	01/15/2030	731,000	722,404

Sixth Street Lending Partners (Callable 06/15/2030)	6.13%	07/15/2030	$912,000	$909,559
				82,382,828

TOTAL CORPORATE BONDS (Cost $83,618,884)				82,382,828

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(d)	224,463	224,463

TOTAL SHORT-TERM INVESTMENTS (Cost $224,463)		224,463

TOTAL INVESTMENTS - 98.0% (Cost $83,843,347)		$82,607,291
Other Assets in Excess of Liabilities - 2.0%		1,652,970
TOTAL NET ASSETS - 100.0%		$84,260,261

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $4,631,773 or 5.4% of the Fund's net assets.
(c)	At-maturity security. Interest is paid in full at the maturity date.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.